Reportable segments - Depreciation and Amortization by Segment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reportable segments
Depreciation and amortization	$ 2,091	$ 204
Technology
Reportable segments
Depreciation and amortization	1,716	$ 204
Telehealth
Reportable segments
Depreciation and amortization	$ 375